DESCRIPTION OF BUSINESS - Summary of statements of cash flows and preferred stock and stockholders deficit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2022
Description Of Organization And Business Operations [Line Items]
Cash	$ 15,385	$ 1,071
Less: transaction and advisory fees paid in cash	(10,979)	0
Less: Cash election consideration paid in cash at the Closing Date	(4,109)
Proceeds from business combination, net of issuance costs	1,375	0
Plus: Issuance of common stock to settle certain transaction costs	3,588	0
Less: non-cash items charged against additional paid-in capital	(17,510)
Less: Deferred cash election consideration	(9,198)	$ 0
Net contributions from Business Combination and PIPE equity financing	(21,745)
Nogins [Member]
Description Of Organization And Business Operations [Line Items]
Cash			$ 15,000
Less: transaction and advisory fees paid in cash	(54,409)
Cash - SWAG trust and cash, net of redemptions [Member]
Description Of Organization And Business Operations [Line Items]
Cash	58,841
Cash - PIPE equity financing [Member]
Description Of Organization And Business Operations [Line Items]
Cash	$ 1,052